PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT	12 Months Ended
Apr. 30, 2012
PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT

NOTE 7.  PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT

Property, plant, equipment and mine development consist of the following as of April 30:

Description	2012	2011
Mine development	$44,638,648	$27,241,647
Mineral rights	66,203,195	45,306,336
Building and improvements	5,952,811	9,736,380
Machinery and equipment	26,759,805	22,641,147
Assets retirement cost, net	2,121,964	1,688,362
	145,676,423	106,613,872
Accumulated depreciation and amortization	(13,045,594)	(10,134,320)
Property, Plant and Equipment, net	$132,630,829	$96,479,551

Depreciation and amortization expense was $5,717,346, $5,841,073 and $1,085,798 for the years ended April 30, 2012, 2011 and 2010, respectively.

We have reclassified Mineral Rights as Property, Plant, Equipment and Mine Development. Mineral Rights were disclosed as Intangible Assets in prior financial statements. We amortize our mining rights using the units-of-production basis in fiscal year 2012 and 2011.

Mineral rights represent the exclusive right, granted by the Chinese government, to operate the 4 Mines, DaPuAn, SuTsong, DaPing and WeiShe.  The rights were acquired in the first quarter of 2008 as a result of the acquisition of the “2 Mines” on May 1, 2008 and on November 1, 2009, the acquisition of the DaPing on March 15, 2011 and the acquisition of the Wei She on February 3, 2012,, respectively. The Company has elected to use unit-of-production method to depreciate its mineral rights.